PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 121	$ 125
Arising during the year	200	25
Utilized		(19)
Unused amounts reversed	(6)	(11)
Divestment and reclassification as held for sale	(11)
Discount rate adjustment and imputed interest	(2)	3
Translation adjustments and other	2	(2)
Balance at end of the year	304	121
Non-current	43	48
Current	261	73
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	56	65
Arising during the year	4	9
Utilized		(15)
Unused amounts reversed	0	(5)
Divestment and reclassification as held for sale	0
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	1	2
Balance at end of the year	61	56
Non-current	0	0
Current	61	56
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	46	40
Arising during the year	10	8
Utilized		(1)
Unused amounts reversed	(1)	(1)
Divestment and reclassification as held for sale	(10)
Discount rate adjustment and imputed interest	(2)	3
Translation adjustments and other	0	(3)
Balance at end of the year	43	46
Non-current	43	46
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	9	9
Arising during the year	183	0
Utilized		0
Unused amounts reversed	0	0
Divestment and reclassification as held for sale	0
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	(1)	0
Balance at end of the year	191	9
Non-current	0	0
Current	191	9
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	10	11
Arising during the year	3	8
Utilized		(3)
Unused amounts reversed	(5)	(5)
Divestment and reclassification as held for sale	(1)
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	2	(1)
Balance at end of the year	9	10
Non-current	0	2
Current	$ 9	$ 8